Offerings - Offering: 1	Jun. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	3,915,995
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 19,579,975.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,703.99
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock, par value $0.0001 per share (the "Common Stock"), as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(d) of the Securities Act of 1933, as amended, based on a market value per share reference price of $5.00. Given that the registrant's shares of common stock are not traded on an exchange or over-the-counter, the registrant did not use the market prices of its common stock in accordance with Rule 457(c).